Delaware VIP® Trust — Delaware VIP International Value Equity Series
Schedule of investments
March 31, 2020 (Unaudited)

	Number of	Value		Number of	Value
	shares	(US $)		shares	(US $)
Common Stock - 96.75% Δ			Exchange-Traded Funds - 1.25%
Denmark - 7.71%			iShares MSCI EAFE ETF	300	$16,038
Novo Nordisk Class B	54,230	$3,238,404	Vanguard FTSE Developed Markets
		3,238,404	ETF*	15,240	508,102
France - 22.42%			Total Exchange-Traded Funds
Air Liquide	19,790	2,526,144	(cost $690,907)		524,140
Danone	39,440	2,524,091	Total Value of Securities Before
Orange	128,420	1,554,840	Securities Lending
Publicis Groupe	53,890	1,540,118	Collateral - 98.00%
Sodexo *	18,840	1,265,205	(cost $47,882,016)		41,135,398
		9,410,398
Germany - 7.64%				Principal
adidas AG	4,530	1,005,784		amount°
Fresenius Medical Care AG & Co	33,750	2,203,065
			Securities Lending Collateral - 1.46%
		3,208,849	Certificate of Deposit - 0.07% `
Ireland - 1.58%			Bank of Nova Scotia (Toronto) 0.08%
Kerry Group Class A	5,710	662,503	4/1/20	27,000	27,000
		662,503			27,000
Japan - 22.81%			Repurchase Agreements - 1.39%
Asahi Group Holdings	30,900	1,002,495	Bank of Montreal
Kao	10,800	879,857	0.01%, dated 03/31/20, to be
KDDI	69,100	2,041,117
			repurchased on 4/1/20, repurchase
Kirin Holdings	28,700	566,832
Lawson	19,700	1,081,329	price $142,212 (collateralized by US
Makita	37,900	1,156,092	government obligations
Secom	8,000	661,666	0.00%-7.875%
Seven & i Holdings	66,100	2,182,946	4/9/20 -9/9/49; market value
		9,572,334	$145,056)	142,212	142,212
Netherlands - 7.41%			Bank of Nova Scotia
Koninklijke Ahold Delhaize	133,540	3,111,024	0.01%, dated 03/31/20, to be
		3,111,024	repurchased on 4/1/20, repurchase
Sweden - 3.93%			price $142,212 (collateralized by US
Hennes & Mauritz Class B	32,900	421,014	government obligations
Securitas Class B	114,360	1,228,507	0.00%-2.875%
		1,649,521	4/30/20 -3/31/25; market value
Switzerland - 16.21%			$145,056)	142,212	142,212
Nestle	26,310	2,693,297	BofA Securities
Roche Holding	9,520	3,062,984	0.01%, dated 03/31/20, to be
Swatch Group	5,330	1,046,804	repurchased on 4/1/20, repurchase
		6,803,085	price $142,212 (collateralized by US
United Kingdom - 7.04%			government obligations 2.75%
Diageo	50,870	1,613,063	11/15/23; market value $145,057)	142,212	142,212
G4S	793,560	902,598	Credit Agricole
Next	8,760	439,479	0.01%, dated 03/31/20, to be
		2,955,140	repurchased on 4/1/20, repurchase
Total Common Stock			price $15,157 (collateralized by US
(cost $47,191,109)		40,611,258	government obligations 2.25%
			11/15/24; market value $15,460)	15,157	15,157

NQ-VIP-878 [3/20] 5/20 (1179332) International Value Equity Series-1

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

	Principal	Value
	amount°	(US $)
Securities Lending Collateral (continued)
Repurchase Agreements (continued)
JP Morgan Securities
0.01%, dated 03/31/20, to be
repurchased on 4/1/20, repurchase
price $142,212 (collateralized by US
government obligations 0.00%-2.75%
4/21/20 -9/9/49; market value
$145,056)	142,212	$142,212
		584,005
Total Securities Lending Collateral
(cost $611,005)		611,005

Total Value of Securities - 99.46%
(cost $48,493,021)			41,746,403 ■
Obligation to Return Securities Lending Collateral - (1.46%)			(610,856)
Receivables and Other Assets Net of Liabilities - 2.00%			837,535
Net Assets Applicable to 4,060,010 Shares Outstanding - 100.00%			$41,973,082

*   Fully or partially on loan.
`   The rate shown is the effective yield at the time of purchase.
■  Includes $760,001 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $169,204.
°   Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ  Securities have been classified by country of origin.

The following foreign currency exchange contract was outstanding at March 31, 2020:

Foreign Currency Exchange Contracts

		Currency to			Settlement	Unrealized	Unrealized
Counterparty		Receive (Deliver)		In Exchange For	Date	Appreciation	Depreciation
BNYM	CHF	(97,512)	USD	101,187	4/2/20	$—	$(132)
BNYM	EUR	(88,532)	USD	97,461	4/2/20	—	(187)
BNYM	JPY	(20,715,780)	USD	190,692	4/2/20	—	(1,978)
BNYM	SEK	4,180,284	USD	(422,453)	4/2/20	135	—
Total Foreign Currency Exchange Contracts						$135	$(2,297)

The use of foreign currency exchange contracts involves elements of market risk and risks in excess of the amounts disclosed in these financial statements. The foreign currency exchange contracts presented above represent the Series’ total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’
net assets.

Summary of abbreviations:
BNYM - Bank of New York Mellon
CHF - Swiss Franc
EAFE - Europe Australasia Far East
ETF - Exchange-Traded Fund
EUR - European Monetary Unit
FTSE - Financial Times Stock Exchange
JPY - Japanese Yen

NQ-VIP-878 [3/20] 5/20 (1179332) International Value Equity Series-2

Delaware VIP® International Value Equity Series
Schedule of investments (continued)

Summary of abbreviations (continued):
MSCI - Morgan Stanley Capital International
SEK - Swedish Krona
USD - US Dollar

NQ-VIP-878 [3/20] 5/20 (1179332) International Value Equity Series-3